Notes Payable, Net (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2021	May 31, 2020	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2019
Notes Payable, Net (Details) [Line Items]
Loan amount			$ 487,339		$ 1,970,937
Notes payable description			Furthermore, the Company and the Theodore Stern Revocable Trust, the (“Stern Trust”) entered an Amended and Restated Promissory Note (the “Restated Stern Note”) providing that the $2,000,000 Note will be due and payable on the same terms (bearing interest at 15% per annum) and on the same maturity date as the 2020 Notes. The interest due under the Stern Note as of January 31, 2020 in the amount of $662,000 has been capitalized and will earn interest at 10% per annum, which at the election of the Stern Trust can be paid in shares of common stock at a conversion price of $0.20 and the maturity of such interest shall be extended to the same maturity date as the 2020 Notes. The Company accounted for the Restated Stern Note as an extinguishment of the Note and recorded a charge of $986,000 included in other expenses in accompanying consolidated statements of operations.
Senior Unsecured Note [Member]
Notes Payable, Net (Details) [Line Items]
Loan amount	$ 486,000	$ 486,000
Interest rate	1.00%
Maturity date	Jan. 31, 2023
Face value				$ 3,000,000
Common stock issues shares (in Shares)				150,000
Common stock issues value				$ 1,147,500
Loan amount		$ 486,000
Interest rate		1.00%
Senior Unsecured Note [Member] | Subsequent Event [Member]
Notes Payable, Net (Details) [Line Items]
Loan amount	$ 486,000